Trade receivables (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	R$ 2,967,308
Judicial bonds discount	(1,018,661)
Judicial bonds receipt	(1,238,366)
Assignment of receivables	(26,492)
Judicial bonds others	130,501
Judicial bonds ending balance	814,290
Municipality Of Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	2,898,210
Judicial bonds discount	(992,289)
Judicial bonds receipt	(1,217,593)
Assignment of receivables
Judicial bonds others	125,962
Judicial bonds ending balance	814,290
Municipality Of Ferrazde Vasconcelos [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	22,883
Judicial bonds discount	(4,653)
Judicial bonds receipt	(9,865)
Assignment of receivables	(8,974)
Judicial bonds others	609
Judicial bonds ending balance
Municpalityof Cachoeira Paulista [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	12,608
Judicial bonds discount	(3,410)
Judicial bonds receipt	(4,408)
Assignment of receivables	(5,093)
Judicial bonds others	303
Judicial bonds ending balance
Municipality Of Agudos [Member]
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	14,039
Judicial bonds discount	(4,582)
Judicial bonds receipt	(2,913)
Assignment of receivables	(7,043)
Judicial bonds others	499
Judicial bonds ending balance
Other [member]
IfrsStatementLineItems [Line Items]
Judicial bonds beginning balance	19,568
Judicial bonds discount	(13,727)
Judicial bonds receipt	(3,587)
Assignment of receivables	(5,382)
Judicial bonds others	3,128
Judicial bonds ending balance